SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events [Text Block]

23.         SUBSEQUENT EVENTS

After September 30, 2020, the Company raised an additional $2.62 million (RMB 17.9 million) from the sale of 219,440 shares of the Company’s common stocks. There are no other significant subsequent events.